Loans and Allowance for Loan Losses - Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable Disclosure [Abstract]
Impaired loans individually evaluated for impairment	$ 27,254	$ 37,335
Impaired loans were evaluated based on the fair value of the loan's collateral	24,200	32,200
Individually evaluated for impairment	3,044	5,113
Impaired loans with no reserve allocation	$ 16,627	$ 11,946
Impaired loans required no reserve allocation, percentage (in percent)	61.00%	32.00%